Earnings per share (EPS) - Schedule of earnings per share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Basic EPS
Basic earnings from continuing operations	£ 1,273	£ 1,499	£ 3,548
Basic earnings from discontinued operations	(9)	12	2
Basic total earnings	£ 1,264	£ 1,511	£ 3,550
Basic EPS (continuing) (in GBP per share)	£ 0.368	£ 0.443	£ 1.025
Basic EPS (discontinuing) (in GBP per share)	(0.003)	0.003	0.001
Total basic earnings per share (in GBP per share)	£ 0.365	£ 0.446	£ 1.026
Weighted average number of shares – basic (in shares)	3,461	3,386	3,461
Diluted EPS
Diluted earnings from continuing operations	£ 1,273	£ 1,499	£ 3,548
Diluted earnings from discontinued operations	(9)	12	2
Diluted total earnings	£ 1,264	£ 1,511	£ 3,550
Diluted EPS (continuing) (in GBP per share)	£ 0.366	£ 0.441	£ 1.021
Diluted EPS (discontinuing) (in GBP per share)	(0.003)	0.003	0.000
Diluted EPS (in GBP per share)	£ 0.363	£ 0.444	£ 1.021
Weighted average number of shares – diluted (in shares)	3,478	3,401	3,476
Reconciliation of basic to diluted average number of shares
Weighted average number of shares – basic (in shares)	3,461	3,386	3,461
Effect of dilutive potential ordinary shares – employee share plans (in shares)	17	15	15
Weighted average number of shares – diluted (in shares)	3,478	3,401	3,476
Before exceptional items and remeasurements
Basic EPS
Basic earnings from continuing operations	£ 1,912	£ 1,998	£ 1,915
Basic earnings from discontinued operations	5	57	145
Basic total earnings	£ 1,917	£ 2,055	£ 2,060
Basic EPS (continuing) (in GBP per share)	£ 0.552	£ 0.590	£ 0.553
Basic EPS (discontinuing) (in GBP per share)	0.002	0.017	0.042
Total basic earnings per share (in GBP per share)	£ 0.554	£ 0.607	£ 0.595
Diluted EPS
Diluted earnings from continuing operations	£ 1,912	£ 1,998	£ 1,915
Diluted earnings from discontinued operations	5	57	145
Diluted total earnings	£ 1,917	£ 2,055	£ 2,060
Diluted EPS (continuing) (in GBP per share)	£ 0.550	£ 0.588	£ 0.551
Diluted EPS (discontinuing) (in GBP per share)	0.001	0.017	0.042
Diluted EPS (in GBP per share)	£ 0.551	£ 0.605	£ 0.593
Exceptional items and remeasurements
Basic EPS
Basic earnings from continuing operations	£ (639)	£ (499)	£ 1,633
Basic earnings from discontinued operations	(14)	(45)	(143)
Basic total earnings	£ (653)	£ (544)	£ 1,490
Basic EPS (continuing) (in GBP per share)	£ (0.184)	£ (0.147)	£ 0.472
Basic EPS (discontinuing) (in GBP per share)	(0.005)	(0.014)	(0.041)
Total basic earnings per share (in GBP per share)	£ (0.189)	£ (0.161)	£ 0.431
Diluted EPS
Diluted earnings from continuing operations	£ (639)	£ (499)	£ 1,633
Diluted earnings from discontinued operations	(14)	(45)	(143)
Diluted total earnings	£ (653)	£ (544)	£ 1,490
Diluted EPS (continuing) (in GBP per share)	£ (0.184)	£ (0.147)	£ 0.470
Diluted EPS (discontinuing) (in GBP per share)	(0.004)	(0.014)	(0.042)
Diluted EPS (in GBP per share)	£ (0.188)	£ (0.161)	£ 0.428